United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-07391

              AllianceBernstein Global Strategic Income Trust, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME
--------------------------------------------------------------------------------


AllianceBernstein Global Strategic Income Trust


Semi-Annual Report
April 30, 2003


[GRAPHIC OMITTED]


[LOGO] AllianceBernstein (SM)
Investment Research and Management



Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.



June 10, 2003

Semi-AnnualReport

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Global Strategic Income Trust (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objectives and Policies

This open-end fund seeks primarily a high level of current income and secondarily capital appreciation. The Fund invests primarily in a portfolio of fixed-income securities of U.S. and non-U.S. companies and U.S. government and foreign government securities and supranational entities, including lower-rated securities. The Fund will maintain at least 65% of its total assets in investment grade securities and may maintain not more than 35% of its total assets in lower-rated securities.

Investment Results

The following table provides the Fund's performance over the six- and 12-month periods ended April 30, 2003. For comparison, we have included the Lehman Brothers (LB) Global Aggregate Bond Index (hedged), a standard measure of the international investment-grade bond market, and the Lipper Multi-Sector Income Funds Average, which reflects the average performance of a group of funds with similar investment objectives to the Fund.


Investment Results*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein Global
Strategic Income Trust
    Class A                    15.39%             13.25%
------------------------------------------------------------
    Class B                    15.13%             12.44%
------------------------------------------------------------
    Class C                    14.98%             12.44%
------------------------------------------------------------
Lehman Brother Global
Aggregate Bond Index
(hedged)                        3.78%              9.15%
------------------------------------------------------------
Lipper Multi-Sector
Income Funds Average           11.89%             11.56%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers (LB) Global Aggregate Bond Index (hedged) provides a broad-based measure of the international investment-grade bond market. The index combines the U.S. Aggregate Index with dollar-denominated


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 1

versions of the Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the Global Treasury Index. The Lipper Multi-Sector Income Funds Average reflects the performance of 116 and 113 funds for the six- and 12-month periods ended April 30, 2003, respectively. The Average has generally similar investment objectives to the Fund, although the investment policies for its various funds may vary. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Global Strategic Income Trust.

Additional investment results appear on pages 4-6.

During the six- and 12-month periods ended April 30, 2003, the Fund outperformed its benchmark, the LB Global Aggregate Bond Index, as well as the Lipper Multi-Sector Income Funds Average. The Fund's overweight position in credit-sensitive sectors, particularly high yield and emerging market debt, helped achieve the positive return versus the benchmark. Security selection within governments, high yield and emerging market corporates added to the Fund's relative return.

The Fund's country allocation was a strong contributor to its outperformance. Most notably, our avoidance of Japan provided a significant advantage over the benchmark. Among emerging markets countries, the Fund's holdings in Russia and Brazil contributed positively, while the position in Ecuador detracted somewhat. Russia continues to show strong economic numbers reflecting reduced debt, an increase in the budget surplus and strong industrial production. Although the Fund's holdings in Brazil suffered from uncertainty prior to the country's October election, the market rebounded significantly thereafter. The Fund's South Africa position, increased in reflection of the country's improving economic conditions, was also a major contributor to outperformance.

Market Review and Investment Strategy
One of the biggest winners over the last six months was the emerging market debt sector. In the first three months of 2003, Latin markets outperformed non-Latin markets, with Brazil in particular gaining 20.50%. Non-U.S. developed-market government bonds modestly outpaced their U.S. counterparts as well. In November and again in March, the European Central Bank, acknowledging that economic recovery would materialize later than expected, reduced rates by a total of 75 basis points, and left the door open for further easing. Accordingly, European yields declined, while U.S. rates, which had already come down roughly 50 basis points, remained stable.

Led by formerly investment-grade "fallen angels," the high yield sector significantly outperformed the investment-grade sector during the period under review, as spreads retreated from the historical highs reached mid-year of 2002. As in the investment-grade


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


market, the lower quality tiers outperformed higher rated debt, and higher risk sectors--including utilities, technology and telecom--outpaced less volatile industries. Among investment-grade bonds, U.S. Treasuries were the weakest sector, while corporates posted the strongest absolute returns. We currently maintain a diversified overweight position in emerging markets and high yield corporates and an underweight in U.S. Government debt.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 3


PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES
Class A Shares
1/9/96
Class B Shares
3/21/96
Class C Shares
3/21/96


PORTFOLIO STATISTICS
Net Assets ($mil): $190.3


SECURITY TYPE BREAKDOWN
   32.7%  Sovereign
   11.5%  Treasury
    5.6%  Banking
    5.3%  Supranationals
    3.8%  Utilities-Electric & Gas                  [PIE CHART OMITTED]
    3.6%  Federal Agency
    2.3%  Energy
    1.9%  Paper/Packaging
    1.9%  Financial Services
    1.8%  Communications-Mobile
    1.6%  Transportation
    1.6%  Chemicals
    1.5%  Communications-Fixed
    1.5%  Communications

   16.6%  Other

    6.8%  Short-Term


All data as of April 30, 2003. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time. "Other" represents less than 1.5% weightings in the following securities: Cable, Service, Automotive, Brady Bonds, Consumer Manufacturing, Petroleum Products, Health Care, Technology and Preferred Stock.


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


PORTFOLIO SUMMARY
April 30, 2003 (unaudited)


HOLDINGS TYPE BREAKDOWN
   92.3%  Fixed Income
    0.9%  Equity                             [PIE CHART OMITTED]

    6.8%  Short-Term


UNDERLYING CURRENCY BREAKDOWN
   63.0%  U.S. Dollars
   13.2%  Euro
    5.7%  South African Rand
    2.5%  Canadian Dollar                    [PIE CHART OMITTED]
    2.2%  Mexican Peso
    1.8%  Australian Dollar
    1.7%  New Zealand Dollar
    1.4%  Polish Zloty
    0.9%  Chilean Peso
    0.8%  German Mark

    6.8%  Short-Term


All data as of April 30, 2003. The Fund's holdings type and underlying currency breakdowns are expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 5


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                  1 Year                  13.25%                     8.50%
                  5 Year                   3.78%                     2.88%
         Since Inception*                  8.20%                     7.57%
               SEC Yield**                 3.70%

Class B Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                  1 Year                  12.44%                     8.44%
                  5 Year                   3.05%                     3.05%
         Since Inception*                  7.56%                     7.56%
               SEC Yield**                 3.18%

Class C Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                  1 Year                  12.44%                    11.44%
                  5 Year                   3.05%                     3.05%
         Since Inception*                  7.44%                     7.44%
               SEC Yield**                 3.18%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
                  1 Year          5.77%            5.60%             8.60%
                  5 Year          2.31%            2.49%             2.49%
         Since Inception*         7.20%            7.19%             7.07%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund invests a significant amount of its assets in foreign securities and emerging markets which could result in substantial volatility due to political and economic uncertainty. The Fund can invest a portion of its assets in the securities of a single issuer, a single region, a single foreign country and 35% of its assets in lower-rated securities which may present greater risk. In an effort to increase yield, the Fund can use leverage which may increase fluctuation caused by changes in interest rates or bond credit quality ratings.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception date: 1/9/96, Class A shares; 3/21/96, Class B and Class C shares.

**   SEC yields are based on SEC guidelines and are calculated on 30 days ended
April 30, 2003.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Argentina-0.9%
Government Obligation-0.9%
Republic of Argentina
   1.37%, 8/03/12
   (cost $1,625,481)                      US$          3,000        $ 1,689,000
                                                                    -----------
Australia-1.9%
Government Obligation-1.9%
Government of Australia
   7.50%, 9/15/09(a)
   (cost $3,377,143)                      AUD          5,140          3,636,685
                                                                    -----------
Belgium-0.2%
Corporate Debt Obligation-0.2%
Barry Callebaut Services NV
   9.25%, 3/15/10
   (cost $275,425)                        EUR            250            299,185
                                                                    -----------
Brazil-2.9%
Government Obligations-2.9%
Banco Nacional de Desenvolvimento
   6.50%, 6/15/06(b)                      US$            400            393,000
Federal Republic of Brazil
   8.00%, 4/15/14(a)                                     585            515,490
   11.25%, 7/26/07(a)                                  1,150          1,171,850
   12.00%, 4/15/10(a)                                  2,100          2,121,000
   14.50%, 10/15/09(a)                                 1,200          1,329,000
                                                                    -----------
Total Brazilian Securities
   (cost $3,698,537)                                                  5,530,340
                                                                    -----------
Bulgaria-0.2%
Government Obligation-0.2%
Republic of Bulgaria
   8.25%, 1/15/15(b)
   (cost $416,500)                                       400            450,600
                                                                    -----------
Canada-3.1%
Corporate Debt Obligations-0.5%
Doman Industries, Ltd.
   12.00%, 7/01/04(a)                                    400            398,000
Intrawest Corp.
   10.50%, 2/01/10                                       250            272,500
Nortel Networks, Ltd.
   6.13%, 2/15/06(a)                                     250            243,438
                                                                    -----------
                                                                        913,938
                                                                    -----------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 7


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Government Obligation-2.6%
Canadian Government
   4.25%, 12/01/04(a)                     CAD          7,000        $ 4,943,262
                                                                    -----------
Total Canadian Securities
   (cost $5,634,722)                                                  5,857,200
                                                                    -----------
Chile-1.0%
Government Obligation-1.0%
Bono BCO Central de Chile en Pesos
   8.00%, 9/01/07
   (cost $1,769,290)                      CLP      1,200,000          1,861,099
                                                                    -----------
Colombia-1.4%
Government Obligations-1.4%
Republic of Colombia
   9.75%, 4/23/09(a)                      US$            150            165,000
   11.75%, 2/25/20(a)                                  2,000          2,410,000
                                                                    -----------
Total Colombian Securities
   (cost $2,084,294)                                                  2,575,000
                                                                    -----------
El Salvador-0.1%
Government Obligation-0.1%
Republic of El Salvador
   7.75%, 1/24/23(b)
   (cost $249,185)                                       250            266,250
                                                                    -----------
France-0.5%
Corporate Debt Obligations-0.5%
Crown Euro Holdings SA
   10.88%, 3/01/13(b)                                    525            568,313
FIMEP SA
   10.50%, 2/15/13(b)                                    305            330,925
                                                                    -----------
Total French Securities
   (cost $830,247)                                                      899,238
                                                                    -----------
Germany-6.3%
Corporate Debt Obligations-0.3%
Kronos International, Inc.
   8.88%, 6/30/09                         EUR            250            288,679
Messer Griesheim Holdings AG
   10.38%, 6/01/11(a)                                    300            375,799
                                                                    -----------
                                                                        664,478
                                                                    -----------


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------


Government Obligations-6.0%
Bundesobligation
   4.50%, 8/18/06                         EUR            503        $   591,096
   4.50%, 8/17/07(a)                                   1,297          1,528,391
Bundesrepublic of Deutscheland
   5.00%, 7/04/12                                      5,342          6,383,864
   5.25%, 1/04/11(a)                                   2,325          2,832,744
                                                                    -----------
                                                                     11,336,095
                                                                    -----------
Total German Securities
   (cost $10,887,455)                                                12,000,573
                                                                    -----------
Greece-0.2%
Corporate Debt Obligation-0.2%
Antenna TV SA
   9.75%, 7/01/08(a)
   (cost $196,174)                                       300            291,916
                                                                    -----------
Ireland-0.2%
Corporate Debt Obligation-0.2%
MDP Acquisitions Plc.
   10.13%, 10/01/12(a)(b)
   (cost $294,720)                                       300            360,123
                                                                    -----------
Italy-3.7%
Corporate Debt Obligation-1.1%
Banca Popolare Bergamo
   8.36%, 12/29/49(a)                                  1,735          2,082,581
                                                                    -----------
Government Obligation-2.6%
Government of Italy
   4.75%, 3/15/06(a)                                   4,225          4,994,859
                                                                    -----------
Total Italian Securities
   (cost $5,400,689)                                                  7,077,440
                                                                    -----------
Kazakhstan-0.8%
Corporate Debt Obligation-0.8%
Kazkommerts International BV
   8.50%, 4/16/13(b)
   (cost $1,463,317)                      US$          1,500          1,490,625
                                                                    -----------
Liberia-0.1%
Corporate Debt Obligation-0.1%
Royal Caribbean Cruises, Ltd.
   8.75%, 2/02/11(a)
   (cost $232,849)                                       250            255,000
                                                                    -----------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 9


                                                   Shares or
                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Luxembourg-0.3%
Corporate Debt Obligations-0.3%
Antargaz Finance
   10.00%, 7/15/11(a)(b)                  EUR            200        $   241,585
PTC International Finance II SA
   11.25%, 12/01/09                       US$            250            280,000
                                                                    -----------
Total Luxembourg Securities
   (cost $474,737)                                                      521,585
                                                                    -----------
Malaysia-1.0%
Corporate Debt Obligation-1.0%
Petronas Capital, Ltd.
   7.88%, 5/22/22(b)
   (cost $1,941,953)                                   1,825          1,998,375
                                                                    -----------
Mexico-5.9%
Corporate Debt Obligation-0.6%
Innova S. de R.L.
   12.88%, 4/01/07(a)                                  1,200          1,170,000
                                                                    -----------
Government Obligations-5.3%
Mexican Bonos
   10.50%, 7/14/11(a)                     MXN         22,636          2,412,100
   13.50%, 3/02/06(a)                                 17,336          1,931,209
United Mexican States
   11.38%, 9/15/16(a)                     US$          4,000          5,696,000
                                                                    -----------
                                                                     10,039,309
                                                                    -----------
Total Mexican Securities
   (cost $9,800,545)                                                 11,209,309
                                                                    -----------
Netherlands-1.6%
Common Stock-0.0%
Versatel Telecom International NV(a)(c)               32,931             30,570
                                                                    -----------
Corporate Debt Obligations-1.6%
Danske Bank A/S
   5.88%, 3/26/15(a)                      EUR            820            989,602
PTC International Finance BV
   10.75%, 7/01/07(a)                     US$            995          1,047,237
Royal KPN NV
   3.50%, 11/24/05(a)                     EUR            860            946,237
                                                                    -----------
                                                                      2,983,076
                                                                    -----------
Preferred Stock-0.0%
United Pan Europe Communications
   convertible preferred(c)(d)                        30,000             30,000
                                                                    -----------


-------------------------------------------------------------------------------
10 o AllianceBernstein Global Strategic Income Trust


                                                   Shares or
                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Warrant-0.0%
Versatel Telecom International NV
   expiring 10/10/04(a)(c)                            32,931        $     1,842
                                                                    -----------
Total Dutch Securities
   (cost $5,591,248)                                                  3,045,488
                                                                    -----------
New Zealand-1.8%
Government Obligation-1.8%
Government of New Zealand
   8.00%, 11/15/06(a)
   (cost $2,730,990)                      NZD          5,560          3,370,591
                                                                    -----------
Norway-0.0%
Warrant-0.0%
Enitel ASA
   expiring 4/03/05(b)(c)
   (cost $0)                              EUR            500                  6
                                                                    -----------
Poland-1.5%
Government Obligation-1.5%
Government of Poland
   8.50%, 2/12/05(a)
   (cost $2,674,693)                      PLN         10,000          2,768,465
                                                                    -----------
Russia-5.5%
Corporate Debt Obligation-0.1%
Tyumen Oil
   11.00%, 11/06/07(b)                    US$            150            177,300
                                                                    -----------
Government Obligations-5.4%
Russian Federation
   5.00%, 3/31/30(b)(e)                                8,800          7,920,000
Russian Ministry of Finance
   3.00%, 5/14/06(a)                                   2,500          2,409,500
                                                                    -----------
                                                                     10,329,500
                                                                    -----------
Total Russian Securities
   (cost $5,868,597)                                                 10,506,800
                                                                    -----------
Slovakia-0.2%
Corporate Debt Obligation-0.2%
Slovak Wireless Finance Co.
   11.25%, 3/30/07(a)
   (cost $311,628)                        EUR            300            362,546
                                                                    -----------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 11


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

South Africa-5.9%
Corporate Debt Obligations-5.9%
Development Bank of South Africa
   Zero Coupon, 12/31/27(a)               ZAR         50,000        $   697,950
European Bank for Reconstruction
   & Development
   Zero Coupon, 12/31/29(a)                           50,000            780,466
International Bank for Reconstruction
   & Development
   Zero Coupon, 12/31/25(a)                          350,000          6,886,595
   Zero Coupon, 2/17/26(a)                            50,000            976,029
   Zero Coupon, 12/29/28(b)                          250,000          1,873,805
                                                                    -----------
Total South African Securities
   (cost $11,555,242)                                                11,214,845
                                                                    -----------
United Kingdom-3.4%
Corporate Debt Obligations-3.4%
Avecia Group Plc.
   11.00%, 7/01/09(a)                     US$            500            457,500
British Telecom Plc.
   8.63%, 12/15/30(a)                                  1,000          1,335,210
ECO-Bat Finance Plc.
   10.13%, 1/31/13(b)                     EUR            250            291,699
FKI Plc.
   6.63%, 2/22/10(a)                                     230            241,471
MMO2 Plc.
   6.38%, 1/25/07(a)                                     820            976,037
Rexam Plc.
   6.63%, 3/27/07(a)                                     810            974,511
Royal Bank of Scotland Group Plc.
   7.65%, 8/31/49(a)                      US$          1,875          2,279,454
                                                                    -----------
Total United Kingdom Securities
   (cost $5,663,388)                                                  6,555,882
                                                                    -----------
United States-44.6%
Corporate Debt Obligations-28.0%
Abbey National Capital Trust I
   8.96%, 12/29/49(a)                                  1,425          1,915,817
Allegheny Energy, Inc.
   7.75%, 8/01/05(a)                                     250            250,625
Allied Waste North America Series B
   10.00%, 8/01/09(a)                                    500            536,875
Anchor Glass Container Corp.
   11.00%, 2/15/13(b)                                    455            484,575
Applied Extrusion Technologies
   Series B
   10.75%, 7/01/11(a)                                    450            335,250


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

AT&T Broadband Corp.
   8.38%, 3/15/13(a)                      US$            440        $   537,964
Berry Plastics
   10.75%, 7/15/12(a)                                    485            531,075
Charter Communication Holdings
   11.75%, 5/15/11(a)(f)                                 585            266,175
Citgo Petroleum Corp.
   11.38%, 2/01/11(b)                                    500            560,000
Citizens Communications Co.
   9.25%, 5/15/11                                        280            354,532
Clear Channel Communications, Inc.
   5.75%, 1/15/13(a)                                     200            211,743
Concentra Operating Corp. Series B
   13.00%, 8/15/09(a)                                    405            445,500
Consolidated Freightways
   7.35%, 6/01/05(a)                                   3,000          3,133,671
Cummins, Inc.
   9.50%, 12/01/10(b)                                    250            271,250
Dana Corp.
   10.13%, 3/15/10(a)                                    210            236,250
Devon Financing
   7.88%, 9/30/31(a)                                   3,000          3,726,192
Dex Media East LLC
   9.88%, 11/15/09(b)                                    200            230,000
   12.13%, 11/15/12(b)                                   205            244,975
Dobson Sygnet Communications Co.
   12.25%, 12/15/08(a)                                   250            248,750
Dominion Resources Capital Trust III
   8.40%, 1/15/31(a)                                     200            248,547
Duke Capital Corp.
   6.25%, 2/15/13                                        300            309,145
Dura Operating Corp. Series D
   9.00%, 5/01/09(a)                                     400            384,000
Earle M. Jorgensen Co.
   9.75%, 6/01/12(a)                                     245            258,475
EOP Operating LP
   5.88%, 1/15/13(a)                                     250            264,723
Euronet Worldwide, Inc.
   12.38%, 7/01/06(a)(g)(h)               DEM          3,573          1,552,848
Extended Stay America
   9.88%, 6/15/11(a)                      US$            170            177,650
Extendicare Health Services
   9.50%, 7/01/10(a)                                     250            248,750
Fairpoint Communications, Inc.
   11.88%, 3/01/10(b)                                    145            161,675
Farmers Exchange Capital
   7.05%, 7/15/28(b)                                     300            232,998
Fastentech, Inc.
   11.50%, 5/01/11(b)                                    125            129,375
Filtronic Plc.
   10.00%, 12/01/05(a)                                   500            505,000


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 13


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

FirstEnergy Corp. Series B
   6.45%, 11/15/11(a)                     US$          3,000        $ 3,249,591
Flextronics International, Ltd.
   9.88%, 7/01/10(a)                                     250            276,250
FMC Corp.
   10.25%, 11/01/09                                      250            282,500
Food Lion, Inc.
   8.05%, 4/15/27(a)                                     860            838,500
Ford Motor Co.
   7.45%, 7/16/31(a)                                     322            287,371
General Electric Capital Corp.
   5.45%, 1/15/13(a)                                     520            553,327
General Motors Acceptance Corp.
   8.00%, 11/01/31(a)                                    108            112,809
Georgia Gulf Corp.
   10.38%, 11/01/07(a)                                   285            309,225
HCA, Inc.
   6.25%, 2/15/13(a)                                     100            103,423
   6.95%, 5/01/12(a)                                   1,000          1,077,130
Hexcel Corp.
   9.88%, 10/01/08(b)                                     85             91,375
Houghton Mifflin Co.
   9.88%, 2/01/13(b)                                     175            189,875
Household Finance Corp.
   7.00%, 5/15/12(a)                                   1,375          1,577,470
Huntsman ICI Chemicals
   10.13%, 7/01/09(a)                                    500            517,500
Huntsman Packaging Corp.
   13.00%, 6/01/10(a)                                    395            367,350
IASIS Healthcare Corp.
   13.00%, 10/15/09(a)                                   250            280,000
IBM Corp.
   4.75%, 11/29/12(a)                                    700            721,978
Insight Communications Co., Inc.
   12.25%, 2/15/11(a)(f)                                 580            459,650
Insight Midwest/Insight Capital
   9.75%, 10/01/09(b)                                    500            538,750
Iridium LLC/Capital Corp. Series B
   14.00%, 7/15/05(a)(i)                               2,000            135,000
Jostens, Inc.
   12.75%, 5/01/10(a)                                    500            600,000
JP Morgan Chase & Co.
   5.75%, 1/02/13(a)                                     900            958,046
K&F Industries, Inc. Series B
   9.63%, 12/15/10                                       480            520,800
Lucent Technologies, Inc.
   6.45%, 3/15/29(a)                                     250            185,000
Lyondell Chemical Co.
   10.88%, 5/01/09(a)                                    550            555,500
Meadwestvaco Corp.
   6.85%, 4/01/12(a)                                     300            339,824


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Mediacom Broadband LLC
   11.00%, 7/15/13(a)                     US$            150         $  171,375
Meristar Hospitality Corp.
   9.13%, 1/15/11(a)                                     250            236,250
National Waterworks, Inc.
   10.50%, 12/01/12(b)                                   200            219,000
Nextel Communications
   9.95%, 2/15/08(a)(f)                                  500            527,500
Nextel Partners, Inc.
   12.50%, 11/15/09(a)                                   500            547,500
On Semiconductor Corp.
   12.00%, 5/15/08                                       600            573,000
Panamsat Corp.
   8.50%, 2/01/12(a)                                     215            233,813
Pathmark Stores
   8.75%, 2/01/12(a)                                     500            505,000
Paxson Communications
   10.75%, 7/15/08(a)                                    120            133,200
   12.25%, 1/15/09(a)(f)                                 265            223,925
Progress Energy, Inc.
   7.75%, 3/01/31(a)                                   2,600          3,183,752
Remington Product Co. LLC Series D
   11.00%, 5/15/06(a)                                    500            512,500
Resolution Performance
   13.50%, 11/15/10(a)                                   300            323,250
Rexnord Corp.
   10.13%, 12/15/12(b)                                   500            540,000
RH Donnelley Finance Corp. I
   10.88%, 12/15/12(b)                                   305            354,563
Riviera Holdings Corp.
   11.00%, 6/15/10(a)                                    240            226,800
RJ Tower Corp.
   9.25%, 8/01/10(a)                      EUR            500            496,312
Salton, Inc.
   12.25%, 4/15/08(a)                     US$            250            261,250
Sealy Mattress Co. Series B
   9.88%, 12/15/07(a)                                    500            517,500
Service Corp. International
   6.00%, 12/15/05(a)                                    250            252,500
   7.70%, 4/15/09(a)                                     250            253,750
Six Flags, Inc.
   9.75%, 4/15/13(b)                                     250            260,000
Sola International, Inc.
   11.00%, 3/15/08(a)                     EUR            300            367,411
Sovereign Bank
   5.13%, 3/15/13(a)                      US$             60             60,150
Swift & Co.
   10.13%, 10/01/09(b)                                   500            515,000
The Limited, Inc.
   6.95%, 3/01/33(b)                                     500            522,267


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 15


                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Time Warner Telecom, Inc.
   10.13%, 2/01/11(a)                     US$            730         $  613,200
Triton PCS, Inc.
   11.00%, 5/01/08(a)(f)                                 250            251,875
Trump Holdings & Funding
   11.63%, 3/15/10(a)(b)                                 260            250,250
TRW Automotive, Inc.
   9.38%, 2/15/13(b)                                     250            274,375
   11.00%, 2/15/13(b)                                    250            275,000
United States Steel LLC
   10.75%, 8/01/08(a)                                    500            545,000
Universal City Development
   11.75%, 4/01/10(a)(b)                                 505            546,663
Vail Resorts, Inc.
   8.75%, 5/15/09(a)                                     100            105,000
Venetian Casino Resort LLC
   11.00%, 6/15/10(a)                                    500            551,250
Verizon Global Corp.
   7.75%, 12/01/30(a)                                  1,000          1,239,516
Verizon Global Funding Corp.
   7.75%, 6/15/32(a)                                     300            372,401
Washington Mutual Bank FA
   5.50%, 1/15/13(a)                                     500            531,900
Waste Management, Inc.
   6.38%, 11/15/12(a)                                    500            555,001
William Lyon Homes
   10.75%, 4/01/13(a)                                    250            257,500
William Scotsman, Inc.
   9.88%, 6/01/07(a)                                     500            500,000
Williams Cos., Inc. Series A
   7.50%, 1/15/31(a)                                     250            220,000
Young Broadcasting, Inc.
   10.00%, 3/01/11(a)                                    110            119,350
                                                                    -----------
                                                                     53,348,498
                                                                    -----------
U.S. Government/Agency Obligations-15.7%
Federal National Mortgage Association
   30 YR TBA
   5.50%, 5/31/33                                      7,000          7,192,500
U.S. Treasury Bonds
   5.38%, 2/15/31(a)                                   2,328          2,540,977
   10.38%, 11/15/12(a)                                 2,000          2,650,626
U.S. Treasury Notes
   3.88%, 1/15/09 (TIPS)(a)                            3,905          4,387,376
   3.88%, 2/15/13(a)                                   1,837          1,840,015
   4.00%, 11/15/12(a)                                    334            338,371
   4.25%, 1/15/10 (TIPS)(a)                            9,164         10,567,698
   4.88%, 2/15/12(a)                                     342            370,883
                                                                    -----------
                                                                     29,888,446
                                                                    -----------


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                                                   Shares or
                                                   Principal
                                                      Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

Preferred Stocks-0.9%
CSC Holdings, Inc. Series M
   11.13%, 4/01/08(a)                                  5,000       $    523,750
Ford Motor Co. Capital Trust
   6.50%, 1/15/32(a)                                  11,005            482,789
Paxson Communications
   13.25%, 11/15/06                                       16            147,200
Sovereign REIT
   12.00%, 12/31/49(b)                               400,000            561,000
                                                                   ------------
                                                                      1,714,739
                                                                   ------------
Total United States Securities
    (cost $79,244,702)                                               84,951,683
                                                                   ------------
Venezuela-1.5%
Government Obligations-1.5%
Republic of Venezuela
   9.25%, 9/15/27                                      2,000          1,298,000
Republic of Venezuela DCB Series DL
   2.31%, 12/18/07(a)                                  2,143          1,575,000
                                                                   ------------
Total Venezuelan Securities
   (cost $2,907,932)                                                  2,873,000
                                                                   ------------
SHORT-TERM INVESTMENT-7.1%
Time Deposit-7.1%
Greenwich Capital
   1.29%, 5/01/03
   (cost $13,500,000)                                 13,500         13,500,000
                                                                   ------------
Total Investments-103.8%
   (cost $180,701,683)                                              197,418,849
Other assets less liabilities-(3.8%)                                 (7,136,836)
                                                                   ------------
Net Assets-100%                                                    $190,282,013
                                                                   ============


FORWARD EXCHANGE CURRENCY CONTRACTS (See Note D)

                                       U.S. $
                        Contract      Value on       U.S. $         Unrealized
                         Amount     Origination      Current       Appreciation/
                          (000)         Date          Value       (Depreciation)
                      ----------------------------------------------------------
Buy Contracts:
Canadian Dollar,
   settling 5/12/03        8,370    $5,692,228      $5,834,575     $  142,347
Mexican Peso,
   settling 6/09/03          863        75,431          83,189          7,758
Polish Zloty,
   settling 4/30/03       21,124     5,424,601       5,532,715        108,114
Swedish Krona
   settling 5/09/03       31,438     3,706,073       3,847,373        141,300


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 17


FORWARD EXCHANGE CURRENCY CONTRACTS (See Note D)

                                       U.S. $
                        Contract      Value on       U.S. $         Unrealized
                         Amount     Origination      Current       Appreciation/
                          (000)         Date          Value       (Depreciation)
                      ----------------------------------------------------------
Sale Contracts:
Australian Dollar,
   settling 5/09/03        1,091   $   657,515     $   682,562    $   (25,047)
British Pound,
   settling 5/15/03          522       818,118         834,831        (16,713)
Canadian Dollar,
   settling 5/12/03       15,509    10,556,078      10,811,780       (255,702)
Chilean Peso,
   settling 7/22/03    1,296,235     1,790,850       1,836,079        (45,229)
Euro,
   settling
   5/09/03-5/30/03        29,358    32,278,257      32,803,635       (525,378)
Mexican Peso,
   settling
   6/30/03-7/22/03        44,389     4,062,658       4,260,466       (197,808)
New Zealand Dollar,
   settling 6/03/03        2,826     1,552,252       1,575,675        (23,423)
Polish Zloty,
   settling
   4/30/03-6/02/03        30,288     7,505,926       7,923,394       (417,468)
South African Rand,
   settling 5/07/03       64,008     7,986,524       8,787,505       (800,981)
                                                                  -----------
                                                                  $(1,908,230)
                                                                  -----------

INTEREST RATE SWAP TRANSACTIONS (See Note D)

                                               Rate Type
                                         ----------------------
                  Notional                Payments    Payments     Unrealized
     Swap          Amount    Termination   made by  received by   Appreciation/
 Counterparty       (000)        Date     the Fund    the Fund   (Depreciation)
-------------------------------------------------------------------------------
Deutsche Banc    MXN 46,500    12/01/03     6.45%*     12.30%      $ 129,455
Deutsche Banc    MXN 46,500    12/01/03     9.56%       6.45%*       (54,353)
Deutsche Banc    MXN 46,500     1/12/07    7.755%*     10.35%        268,968
Deutsche Banc    MXN 46,500     1/12/07     9.90%      7.755%*       190,935
                                                                   ---------
                                                                   $ 535,005
                                                                   ---------

* Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos


See footnote summary on page 19.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


(a) Positions, or a portion thereof, with an aggregate market value of $141,122,488 have been segregated to collateralize forward exchange currency contracts.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003 these securities amounted to $23,815,572 or 12.5% of net assets.

(c)   Non-income producing security.

(d)   Restricted and illiquid security, valued at fair value (See Notes A & H)

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at April 30, 2003.

(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)   Will be converted to Euro based upon a predetermined schedule.

(h)   Illiquid security, valued at fair value (See Note A)

(i)   Security is in default and is non-income producing.

Glossary of Terms:

DCB - Debt Conversion Bond

TBA - (To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS - Treasury Inflation Protected Security

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

DEM - Deutsche Mark

EUR - Euro

MXN - Mexican Peso

NZD - New Zealand Dollar

PLN - Polish Zloty

US$ - United States Dollar

ZAR - South African Rand


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 19


STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $180,701,683)           $197,418,849
Cash                                                                   847,949
Foreign cash, at value (cost $378,918)                                 407,968
Receivable for investment securities sold and
   foreign currency contracts                                       18,152,424
Interest receivable                                                  3,224,952
Net unrealized appreciation of interest rate
   swap contracts                                                      535,005
Receivable for capital stock sold                                      336,039
                                                                  ------------
Total assets                                                       220,923,186
                                                                  ------------
Liabilities
Payable for investment securities purchased                         27,161,817
Net unrealized depreciation on forward exchange
   currency contracts                                                1,908,230
Payable for capital stock redeemed                                     723,217
Dividends payable                                                      340,214
Distribution fee payable                                               128,404
Advisory fee payable                                                   118,921
Accrued expenses and other liabilities                                 260,370
                                                                  ------------
Total liabilities                                                   30,641,173
                                                                  ------------
Net Assets                                                        $190,282,013
                                                                  ============
Composition of Net Assets
Capital stock, at par                                                  $22,079
Additional paid-in capital                                         233,146,688
Distributions in excess of net investment income                    (2,752,279)
Accumulated net realized loss on investment and
   foreign currency transactions                                   (55,538,922)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities              15,404,447
                                                                  ------------
                                                                  $190,282,013
                                                                  ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($42,489,805/4,929,575 shares of capital stock
   issued and outstanding)                                               $8.62
Sales charge--4.25% of public offering price                               .38
                                                                         -----
Maximum offering price                                                   $9.00
                                                                         =====
Class B Shares
Net asset value and offering price per share
   ($124,975,112/14,502,589 shares of capital stock
   issued and outstanding)                                               $8.62
                                                                         =====
Class C Shares
Net asset value and offering price per share
   ($21,304,485/2,471,511 shares of capital stock
   issued and outstanding)                                               $8.62
                                                                         =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($1,512,611/175,549 shares of capital stock
   issued and outstanding)                                               $8.62
                                                                         =====


See notes to financial statements.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest (net of foreign taxes withheld
   of $4,422)                                       $7,767,108
Dividends                                               77,112      $7,844,220
                                                   -----------
Expenses
Advisory fee                                           676,279
Distribution fee--Class A                               58,993
Distribution fee--Class B                              595,996
Distribution fee--Class C                              101,834
Transfer agency                                        154,761
Custodian                                              152,797
Administrative                                          70,250
Audit and legal                                         56,126
Printing                                                51,532
Registration                                            33,922
Directors' fees                                         10,050
Miscellaneous                                            2,981
                                                   -----------
Total expenses                                       1,965,521
Less: expense offset arrangement
(see Note B)                                              (367)
                                                   -----------
Net expenses                                                         1,965,154
                                                                   -----------
Net investment income                                                5,879,066
                                                                   -----------
Realized and Unrealized Gain (Loss)
   on Investment and Foreign Currency
   Transactions
Net realized loss on:
   Investment transactions                                          (2,664,060)
   Foreign currency transactions                                    (3,971,231)
Net change in unrealized
   appreciation/depreciation of:
   Investments                                                      26,468,240
   Foreign currency denominated
      assets and liabilities                                          (479,333)
   Swap contracts                                                      439,037
                                                                   -----------
Net gain on investment and foreign
   currency transactions                                            19,792,653
                                                                   -----------
Net Increase in Net Assets
   from Operations                                                 $25,671,719
                                                                   ===========


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 21


STATEMENT OF CHANGES
IN NET ASSETS

                                               Six Months Ended    Year Ended
                                                April 30, 2003     October 31,
                                                  (unaudited)          2002
                                                 --------------   --------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income                            $ 5,879,066      $ 15,448,951
Net realized loss on investment and
   foreign currency transactions                  (6,635,291)      (28,192,388)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities             26,427,944        10,737,692
                                                ------------      ------------
Net increase (decrease) in net assets
   from operations                                25,671,719        (2,005,745)
Dividends and Distributions to
   Shareholders from
Net investment income
   Class A                                        (1,470,347)       (3,093,358)
   Class B                                        (4,032,841)       (8,031,811)
   Class C                                          (688,800)       (1,568,284)
   Advisor Class                                     (56,465)          (91,992)
Tax return of capital
   Class A                                                -0-         (745,844)
   Class B                                                -0-       (1,936,563)
   Class C                                                -0-         (378,132)
   Advisor Class                                          -0-          (22,180)
Capital Stock Transactions
Net decrease                                      (6,772,571)      (53,494,261)
                                                ------------      ------------
Total increase (decrease)                         12,650,695       (71,368,170)
Net Assets
Beginning of period                              177,631,318       248,999,488
                                                ------------      ------------
End of period                                   $190,282,013      $177,631,318
                                                ============      ============


See notes to financial statements.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global Strategic Income Trust, Inc. (the "Fund"), formerly Alliance Global Strategic Income Trust, Inc., was incorporated in the State of Maryland on October 25, 1995 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 23


prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities as adjustments to interest income for financial reporting purposes only.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..75 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.90%, 2.60%, 2.60% and 1.60% of the average daily net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2003, there were no fees waived by the Adviser.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 25


Pursuant to the Advisory Agreement, the Fund paid $70,250 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $68,296, for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $367 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $2,299 from the sale of Class A shares and $6, $148,440 and $3,588 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003 amounted to $325, none of which was paid to Sanford C.Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to the Class A shares and up to 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $9,749,354 and $1,258,496 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:


                                                  Purchases           Sales
                                                -------------     -------------
Investment securities                           $ 96,090,564      $113,697,434
U.S. government securities                        30,008,032        34,036,534


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions and swap contracts) are as follows:


Gross unrealized appreciation                                     $ 22,385,370
Gross unrealized depreciation                                       (5,668,204)
                                                                  ------------
Net unrealized appreciation                                       $ 16,717,166
                                                                  ------------

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 27


that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

3. Interest Rate Swap Agreements

The Fund enters into currency and interest rate swap agreements to protect itself from foreign currency and interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the foreign securities or currencies.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                  2002              2001
                                              -------------     -------------
Distributions paid from:
   Ordinary income                            $  13,005,233     $  17,383,529
                                              -------------     -------------
Total taxable distributions                      13,005,233        17,383,529
Tax return of capital                             3,082,719         6,788,155
                                              -------------     -------------
Total distributions paid                      $  16,087,952(a)  $  24,171,684(a)
                                              =============     =============


As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                            $(50,625,639)(b)
Unrealized appreciation/(depreciation)                           (11,223,644)(c)
                                                                ------------
Total accumulated earnings/(deficit)                            $(61,849,283)
                                                                ============


(a) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2002, the Fund had a net capital loss carryforward of $48,516,326 of which $2,125,545 expires in the year 2007, $2,393,347 expires in the year 2008, $20,176,263 expires in the year 2009 and $23,821,171 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. As of October 31, 2002, the Fund deferred tax straddle losses of $2,109,313.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 29


NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2003  October 31, April 30, 2003    October 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,507,260     1,483,284    $ 12,713,251    $ 11,960,454
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions         109,985       289,896         904,343       2,358,008
-------------------------------------------------------------------------------
Shares converted
   from Class B          101,329       122,558         595,538         997,518
-------------------------------------------------------------------------------
Shares redeemed       (1,776,617)   (3,751,022)    (14,569,170)    (30,421,849)
-------------------------------------------------------------------------------
Net decrease             (58,043)   (1,855,284)   $   (356,038)   $(15,105,869)
===============================================================================

Class B
Shares sold            1,139,844     2,121,171    $  9,448,099    $ 17,457,066
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions         188,950       553,298       1,554,593       4,503,158
-------------------------------------------------------------------------------
Shares converted
   to Class A           (101,115)     (122,611)       (595,538)       (997,518)
-------------------------------------------------------------------------------
Shares redeemed       (1,902,335)   (6,005,035)    (15,819,009)    (48,803,169)
-------------------------------------------------------------------------------
Net decrease            (674,656)   (3,453,177)   $ (5,411,855)   $(27,840,463)
===============================================================================

Class C
Shares sold              244,958       497,879    $  2,046,139    $  4,114,271
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          28,787       116,034         237,354         948,153
-------------------------------------------------------------------------------
Shares redeemed         (398,854)   (1,937,486)     (3,288,243)    (15,738,076)
-------------------------------------------------------------------------------
Net decrease            (125,109)   (1,323,573)   $ (1,004,750)   $(10,675,652)
===============================================================================


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2003  October 31, April 30, 2003    October 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
Advisor Class
Shares sold                  420        19,343      $    3,508     $   159,174
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions           6,314        12,739          51,884         104,101
-------------------------------------------------------------------------------
Shares redeemed           (6,540)      (16,894)        (55,320)       (135,552)
-------------------------------------------------------------------------------
Net increase                 194        15,188      $       72     $   127,723
===============================================================================


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.

NOTE H

Restricted Security

                                               Date Acquired      U.S. $ Cost
                                              ---------------   ---------------
United Pan Europe Communications
   convertible preferred                          11/29/00        $3,000,000


The security shown above is restricted as to resale and has been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of this security.

The value of this security at April 30, 2003 was $30,000 representing 0.02% of net assets.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 31


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Class A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                                  Ended
                                              April 30,                      Year Ended October 31,
                                                   2003  ---------------------------------------------------------------
                                            (unaudited)      2002(a)      2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                         $7.75        $8.43        $9.53        $9.91       $10.18       $11.46
------------------------------------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)                         .29          .63          .78          .83          .94          .78(c)
Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions                 .88         (.67)        (.90)        (.22)        (.22)        (.64)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                   1.17         (.04)        (.12)         .61          .72          .14
------------------------------------------------------------------------------------------------------------------------

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.30)        (.52)        (.71)        (.83)        (.94)        (.78)
Distributions in excess of
   net investment income                          -0-          -0-          -0-        (.16)        (.05)        (.28)
Distributions from net realized
   gain on investments                            -0-          -0-          -0-          -0-          -0-        (.36)
------------------------------------------------------------------------------------------------------------------------
Tax return of capital                             -0-        (.12)        (.27)          -0-          -0-          -0-
------------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                                (.30)        (.64)        (.98)        (.99)        (.99)       (1.42)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.62        $7.75        $8.43        $9.53        $9.91       $10.18
------------------------------------------------------------------------------------------------------------------------

Total Return
Total investment return based
   on net asset value(d)                       15.39%        (.50)%      (1.50)%       6.12%        7.17%        1.00%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $42,490      $38,631      $57,667      $52,561      $33,813      $24,576
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            1.63%(e)     1.53%        1.45%        1.54%        1.77%        1.89%
   Expenses, before waivers/
      reimbursements                            1.63%(e)     1.53%        1.45%        1.54%        1.77%        2.08%
   Net investment income                        7.05%(e)     7.71%        8.60%        8.32%        9.34%      7.08%(c)
Portfolio turnover rate                           71%         268%         304%         321%         254%         183%



See footnote summary on page 36.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Class B
                                            ----------------------------------------------------------------------------
                                             Six Months
                                                  Ended
                                              April 30,                      Year Ended October 31,
                                                   2003  ---------------------------------------------------------------
                                            (unaudited)      2002(a)      2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                         $7.74        $8.42        $9.52        $9.90       $10.17       $11.46
------------------------------------------------------------------------------------------------------------------------

Income From Investment
   Operations
Net investment income(b)                         .26          .57          .71          .76          .87          .69(c)
Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions                 .90         (.67)        (.90)        (.23)        (.22)        (.63)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                   1.16         (.10)        (.19)         .53          .65          .06
------------------------------------------------------------------------------------------------------------------------

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.28)        (.47)        (.65)        (.76)        (.87)        (.69)
Distributions in excess of
   net investment income                          -0-          -0-          -0-        (.15)        (.05)        (.30)
Distributions from net realized
   gain on investments                            -0-          -0-          -0-          -0-          -0-        (.36)
Tax return of capital                             -0-        (.11)        (.26)          -0-          -0-          -0-
------------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                                (.28)        (.58)        (.91)        (.91)        (.92)       (1.35)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.62        $7.74        $8.42        $9.52        $9.90       $10.17
------------------------------------------------------------------------------------------------------------------------

Total Return
Total investment return based
   on net asset value(d)                       15.13%       (1.23)%      (2.24)%       5.38%        6.44%         .27%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                          $124,975     $117,529     $156,948     $118,356      $79,085      $58,058
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            2.34%(e)     2.24%        2.16%        2.27%        2.47%        2.58%
   Expenses, before waivers/
      reimbursements                            2.34%(e)     2.24%        2.16%        2.27%        2.47%        2.76%
   Net investment income                        6.36%(e)     7.02%        7.85%        7.66%        8.54%        6.41%(c)
Portfolio turnover rate                           71%         268%         304%         321%         254%         183%



See footnote summary on page 36.


-------------------------------------------------------------------------------
AllianceBernstein Global Strategic Income Trust o 33


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Class C
                                            ----------------------------------------------------------------------------
                                             Six Months
                                                  Ended
                                              April 30,                      Year Ended October 31,
                                                   2003  ---------------------------------------------------------------
                                            (unaudited)      2002(a)      2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                         $7.75        $8.43        $9.52        $9.90       $10.17       $11.46
------------------------------------------------------------------------------------------------------------------------

Income From Investment
   Operations
Net investment income(b)                         .26          .57          .72          .77          .88          .68(c)
Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions                 .89         (.67)        (.90)        (.24)        (.23)        (.62)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                   1.15         (.10)        (.18)         .53          .65          .06
------------------------------------------------------------------------------------------------------------------------

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.28)        (.47)        (.65)        (.76)        (.88)        (.68)
Distributions in excess of
   net investment income                          -0-          -0-          -0-        (.15)        (.04)        (.31)
Distributions from net realized
   gain on investments                            -0-          -0-          -0-          -0-          -0-        (.36)
Tax return of capital                             -0-        (.11)        (.26)          -0-          -0-          -0-
------------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                                (.28)        (.58)        (.91)        (.91)        (.92)       (1.35)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.62        $7.75        $8.43        $9.52        $9.90       $10.17
------------------------------------------------------------------------------------------------------------------------

Total Return
Total investment return based
   on net asset value(d)                       14.98%       (1.22)%      (2.13)%       5.38%        6.44%         .27%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $21,304      $20,113      $33,035      $32,345      $22,598      $16,067
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            2.34%(e)     2.23%        2.15%        2.25%        2.46%        2.58%
   Expenses, before waivers/
      reimbursements                            2.34%(e)     2.23%        2.15%        2.25%        2.46%        2.77%
   Net investment income                        6.37%(e)     7.00%        7.90%        7.68%        8.52%        6.43%(c)
Portfolio turnover rate                           71%         268%         304%         321%         254%         183%



See footnote summary on page 36.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Advisor Class
                                            ------------------------------------------------------------------------------
                                            Six Months
                                               Ended                                                        December 18,
                                             April 30,                       Year Ended October 31,          1997(f) to
                                                2003     --------------------------------------------------  0ctober 31,
                                            (unaudited)     2002(a)      2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
   of period                                   $7.74        $8.43        $9.53        $9.92       $10.18       $11.09
------------------------------------------------------------------------------------------------------------------------

Income From Investment
   Operations
Net investment income(b)                         .30          .65          .80          .88          .98          .85(c)
Net realized and unrealized
   gain (loss) on investment and
   foreign currency transactions                 .90         (.67)        (.89)        (.25)        (.22)        (.84)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations                              1.20         (.02)        (.09)         .63          .76          .01
------------------------------------------------------------------------------------------------------------------------

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.32)        (.54)        (.73)        (.86)        (.98)        (.85)
Distributions in excess of net
   investment income                              -0-          -0-          -0-        (.16)        (.04)        (.07)
Tax return capital                                -0-        (.13)        (.28)          -0-          -0-          -0-
------------------------------------------------------------------------------------------------------------------------
Total dividends and
   distributions                                (.32)        (.67)       (1.01)       (1.02)       (1.02)        (.92)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.62        $7.74        $8.43        $9.53        $9.92       $10.18
------------------------------------------------------------------------------------------------------------------------

Total Return
Total investment return based
   on net asset value(d)                       15.72%        (.31)%      (1.19)%       6.33%        7.58%         .07%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                            $1,513       $1,358       $1,350       $2,658       $1,359       $1,133
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            1.33%(e)     1.24%        1.13%        1.23%        1.45%        1.58%(e)
   Expenses, before waivers/
      reimbursements                            1.33%(e)     1.24%        1.13%        1.23%        1.45%        1.77%(e)
   Net investment income                        7.36%(e)     8.08%        8.81%        8.71%        9.52%        7.64%(c)(e)
Portfolio turnover rate                           71%         268%         304%         321%         254%         183%



See footnote summary on page 36.


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ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 35


(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized loss on investments per share by $.03 for Class A, B, C and Advisor Class, respectively, and decrease the ratio of net investment income to average net assets from 8.03% to 7.71% for Class A, from 7.34% to 7.02% for Class B, from 7.32% to 7.00% for Class C and from 8.40% to 8.08% for Advisor Class. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived/reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.


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36 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Douglas J. Peebles, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Hartman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)   Member of the Audit Committee.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 37


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACMGovernment Opportunity Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


NOTES


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST o 39


NOTES


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST


AllianceBernstein Global Strategic Income Trust
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


GSIFSR0403



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003